Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - Gross Settled - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inflow
Disclosure of derivative financial instruments
Assets inflow	£ 9,538	£ 14,351
Liabilities inflow	11,165	10,656
Outflow
Disclosure of derivative financial instruments
Assets outflow	(9,246)	(13,818)
Liabilities outflow	(11,623)	(11,579)
Within one year | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets inflow	8,163	12,506
Liabilities inflow	10,354	8,691
Within one year | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets outflow	(8,006)	(12,249)
Liabilities outflow	(10,549)	(9,049)
Within one year | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	132
Liabilities inflow	124	152
Within one year | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	(144)
Liabilities outflow	(256)	(310)
Within one year | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	34	731
Liabilities inflow	6	689
Within one year | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(42)	(608)
Liabilities outflow	(10)	(767)
Later than one year and not later than two years | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets inflow	171	199
Liabilities inflow	182	243
Later than one year and not later than two years | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets outflow	(168)	(193)
Liabilities outflow	(186)	(247)
Later than one year and not later than two years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	0
Liabilities inflow	77	152
Later than one year and not later than two years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	0
Liabilities outflow	(151)	(283)
Later than one year and not later than two years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	34	9
Liabilities inflow	306	10
Later than one year and not later than two years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(35)	(15)
Liabilities outflow	(316)	(17)
2025 and thereafter | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	0
Liabilities inflow	77	103
2025 and thereafter | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	0
Liabilities outflow	(124)	(192)
2025 and thereafter | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	34	9
Liabilities inflow	0	460
2025 and thereafter | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(33)	(15)
Liabilities outflow	0	(502)
Between three and four years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	0
Liabilities inflow	39	104
Between three and four years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	0
Liabilities outflow	(31)	(169)
Between three and four years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	618	9
Liabilities inflow	0	0
Between three and four years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(488)	(15)
Liabilities outflow	0	0
Between four and five years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	0
Liabilities inflow	0	52
Between four and five years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	0
Liabilities outflow	0	(43)
Between four and five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	26	756
Liabilities inflow	0	0
Between four and five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(21)	(579)
Liabilities outflow	0	0
Beyond five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	458	0
Liabilities inflow	0	0
Beyond five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(453)	0
Liabilities outflow	£ 0	£ 0